Government grants and assistance (Narrative) (Details) $ in Thousands, $ in Thousands	Mar. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Oct. 31, 2020 CAD ($)	Aug. 31, 2020 CAD ($)	Jul. 31, 2020 CAD ($)	Jul. 31, 2020 USD ($)	May 31, 2020 CAD ($)	May 30, 2020	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Amount of funding		$ 1,322
Deferred accounts payable		486
NRC IRAP Funding [Member]
Disclosure of detailed information about financial instruments [line items]
Amount of funding	$ 500
IAP [Member]
Disclosure of detailed information about financial instruments [line items]
Amount of funding		601
NRC IRAP [Member]
Disclosure of detailed information about financial instruments [line items]
Amount of funding			$ 637	$ 54			$ 259	$ 378
Percentage of reimburse eligible project salaries				100.00%					80.00%
Percentage of reimubrse eligible contractor costs				75.00%					50.00%
Amount of receivables funding		45
NGen [Member]
Disclosure of detailed information about financial instruments [line items]
Amount of funding						$ 2,500
Percentage of reimburse eligible project salaries						50.00%	50.00%
Amount of Advances		1,568				$ 2,054
ACOA [Member]
Disclosure of detailed information about financial instruments [line items]
Amount of funding		100			$ 1
NRC IRAP Funding [Member]
Disclosure of detailed information about financial instruments [line items]
Amount of funding		1,505
Amount of receivables funding		$ 1,167